Securities Available for Sale - Summary of Carrying Amount and Fair Values of Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 33,473	$ 37,973
Gross Unrealized Gains	129	243
Gross Unrealized Losses	(499)	(153)
Fair Value	33,103	38,063
US Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,186	8,376
Gross Unrealized Gains	2	61
Gross Unrealized Losses	(17)	(9)
Fair Value	2,171	8,428
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,614	9,532
Gross Unrealized Gains	91	130
Gross Unrealized Losses	(282)	(54)
Fair Value	12,423	9,608
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,673	20,065
Gross Unrealized Gains	36	52
Gross Unrealized Losses	(200)	(90)
Fair Value	$ 18,509	$ 20,027